Intangible Assets - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) CASHGENERATINGUNIT	Dec. 31, 2020 GBP (£) CASHGENERATINGUNIT	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 43,194	£ 43,319
Goodwill impairment charge	57	209	£ 194
Future contractual commitments	£ 2	£ 6
Long-term growth rates	0.75%	1.00%
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT	17	19
Description of period for projected cash flows	The value-in-use calculations use cash flows based on detailed financial budgets prepared by management covering a one-year period extrapolated over a 10-year horizon with growth of 3% (2020: 3%) in years 2 to 10 having been assumed as the long-term volume decline is more than offset by pricing to drive revenue growth.
Percentage of growth of operating units in financial budget in year 2 to 10 per annum	3.00%	3.00%
Value-in-use calculation on detailed financial budgets, period	2 years
Value-in-use calculation on detailed financial budgets extrapolated period		10 years
Global Travel Retail
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 233	£ 241
Impairment loss	£ 0
Pre-tax discount rates	7.70%	6.50%
Long-term growth rates	0.00%
Percentage of decrease in forecast cash flows to reduce headroom to nil	79.00%
Percentage of increase in pre-tax discount to reduce headroom to nil	29.70%
South Africa Cash-generating Unit
Disclosure Of Intangible Assets [Line Items]
Impairment loss	£ 0
Percentage of decrease in forecast cash flows to reduce headroom to nil	23.00%
Percentage of increase in pre-tax discount to reduce headroom to nil	18.90%
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT	1	1
APME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT	6	6
AMSSA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT	6	7
ENA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT	4	5
Peru
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 91	£ 145
Impairment loss	£ 54
Pre-tax discount rates	10.70%	9.50%
Myanmar
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge	£ 3
Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value	139	£ 142
Cost | Peru
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 91
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	9.94%
Top of Range | Malaysia, GTR,South Africa and Peruvian
Disclosure Of Intangible Assets [Line Items]
Forecast assumptions amended period	5 years
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	8.71%
Brands in South Africa and Belize
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles		18
Computer Software and Assets in the Course of Development | Cost | Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value	£ 517	£ 513
Newport
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge				£ 0
Pre-tax discount rates	9.90%	8.30%
Long-term growth rates	0.75%
Percentage of decrease in revenue in each year	15.10%
Period of change in revenue assumption based on combustibles revenue	5 years
Camel
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	9.40%	8.30%
Percentage of decrease in revenue in each year	15.20%
Goodwill [member]
Disclosure Of Intangible Assets [Line Items]
Impairment loss		£ 197
Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 33,021	£ 32,719
Pre-tax discount rates	8.40%	7.60%
Period of value in use calculation on basis of cash flow forecast	5 years
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 2,038	£ 2,260
Reynolds American Inc. | Reynolds Goodwill
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 33,021	32,719
Long-term growth rates	1.00%
Period of change in revenue assumption based on combustibles revenue	5 years
Percentage of decrease in revenue in each year	7.20%
Reynolds American Inc. | Newport | Cost
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 29,517	29,248
Reynolds American Inc. | Camel
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 12,485	12,371
Long-term growth rates	0.85%
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 69,475	68,839
Reynolds American Inc. | Trademarks and Similar Intangibles | Top of Range
Disclosure Of Intangible Assets [Line Items]
Expected useful lives of definite lived intangible assets	20 years
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 4,408	4,591
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill	2,345	£ 2,304
Goodwill impairment charge	£ 0
Pre-tax discount rates	19.30%	19.10%
Long-term growth rates	(2.50%)
Period of value in use calculation on basis of cash flow forecast	5 years
Period of change in revenue assumption based on combustibles revenue	5 years
Percentage of decrease in revenue in each year	27.40%
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 1,384	£ 1,474
Skandinavisk Tobakskompagni
Disclosure Of Intangible Assets [Line Items]
Goodwill	1,043	1,111
Dryft Sciences, LLC | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 103
Twisp Proprietary Limited
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge		11
Blue Nile Cigarette Company Limited
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge		£ 1